Common, subordinated and preferred units (Details Textual) - $ / shares	Oct. 05, 2022	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Series A Preferred Stock [Member] | Scenario, Forecast [Member]
Common And Subordinated Units [Line Items]
Preferred Stock, Liquidation Preference Per Share	$ 25.00
Preferred Stock, Redemption Price Per Share	$ 25.00
Preferred stock distribution rate, Percentage	8.75%
Partners Capital Distribution Amount Per Unit	$ 2.1875
Preferred Stock, Par or Stated Value Per Share	$ 25.00
Common units Hoegh LNG [Member]
Common And Subordinated Units [Line Items]
Partners Capital Account, Units		2,101,438	2,116,060	2,116,060	2,116,060
Subordinated Units Hoegh LNG [Member]
Common And Subordinated Units [Line Items]
Partners Capital Account, Units		13,156,060	13,156,060	13,156,060